Summary of Significant Accounting Policies (Details) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Sep. 29, 2023	Mar. 24, 2023	Jan. 31, 2022	Jan. 14, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Cash withdrawn from trust account franchise and income taxes								$ 19,173			$ 298,414
Withdrawn trust account for taxes								760,186		$ 741,013
Payment of franchise taxes								592,174			85,232
Franchise and income taxes										579,564
Restricted cash withdrawal amount						$ 168,012	$ 70,331	$ 168,012	$ 70,331	$ 161,449	$ 213,182
Effective tax rate						(38.03%)	(78.16%)	(26.93%)	449.73%	0.00%	(8.18%)
Statutory tax rate						21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Shares of common stock (in Shares)			4,097,964
Aggregate redemption amount		$ 15,700,000	$ 42,600,000
Redeem shares (in Shares)		1,456,871
Shares holders of common stock (in Shares)	1,090,062	1,456,871	4,097,964
Aggregate redemption amount	$ 12,220,000	$ 15,700,000	$ 42,600,000
Approximately trust account	12,060,000.00
Held in trust account	$ 24,280,000
Common stock subject to possible redemption (in Shares)						1,082,789		1,082,789		2,172,581
Withdrawn from trust account								$ 58,351,987		$ 58,351,987
Restricted cash balances						$ 168,012		$ 168,012		$ 161,449	$ 213,182
Shares exercising their right to redeem		$ 1,456,871
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares holders of common stock (in Shares)					224,328			224,328
Aggregate redemption amount						$ 12,220,000		$ 12,220,000
Common stock subject to possible redemption (in Shares)										2,172,851	7,727,686
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs								$ 4,663,218		$ 4,663,218
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs				$ 125,228						$ 125,228
Sponsor [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash withdrawal amount							$ 142,851		$ 142,851			$ 213,182